Deconsolidation (Tables)	6 Months Ended
Sep. 30, 2023
Deconsolidation [Abstract]
Schedule of Loss Attributable to the Company on Deconsolidation of a Subsidiary
Loss attributable to the Company on deconsolidation of a Subsidiary:	For the year ended September 30, 2023 ($)
Fair Value Consideration receivable/received	-
Less ; Lytus BVI (Groups) share of net assets at disposal
Lytus Inc. share capital at disposal	1,000
Add : Retained earnings at disposal date	-
Total of Net assets at disposal	1,000
Group Share - 100%	1,000
Less Goodwill at acquisition date	-
Total Loss on deconsolidation date	(1,000)
Loss attributable to the Company on deconsolidation of a Subsidiary:	For the year ended March 31, 2023 ($)
Fair Value Consideration receivable/received	—
Less; Lytus BVI (Groups) share of net assets at disposal
GHSI share capital at disposal	162,000.00
Add: Retained earnings at disposal date	3,701.00
Total of Net assets at disposal	165,701.00
Group Share – 75%	124,276.00
Less Goodwill at acquisition date	68,500.00
Total Loss on deconsolidation date	(192,776.00)